
SUSQUEHANNA TRUST & INVESTMENT COMPANY
P.O. BOX 309
1060 MAIN ST
BLUE BALL, PA 17506

October 20, 2011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Susquehanna Trust & Investment Co
Address: P.O. Box 309
         Blue Ball, PA 17506

Form 13F File Number: 28-10422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert R. Magill
Title: Sr. V.P.
Phone: (717) 354-3531

Signature, Place, and Date of Signing:

  /s/ Robert R. Magill           Blue Ball, PA
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----------------------
28-06587                 Susquehanna Bancshares

[Repeat as necessary.]


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Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:       133
Form 13F Information Table Value Total: $ 301,831 (thousands)

List of Included Managers:


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REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F   10/19/11  PAGE 1

ASSETS AS OF 09/30/11

REQUESTED MODEL: BNK

FOR PRINT LOCATION CODE: LI
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REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F   10/19/11  PAGE 1
                                                  AS OF 09/30/11

            COL1                   COL2         COL3      COL4       COL5            COL6      COL7           COL8
---------------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION            VOTING AUTHORITY
                                                         MARKET              ---------------------  -----------------------
                                                         VALUE     SHS OR    PUT  SOLE SHR OTH OTH   SOLE   SHARED   NONE
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT   CALL (A)  (B) (C) MGR    (A)     (B)    (C)
---------------------------------------------------------------------------------------------------------------------------
AT&T INC                      NOTE 2.500% 8/1 00206RAV4      521  510,000 SH       X
AT&T INC                      COM             00206R102    9,356  328,044 SH       X                328,044
AT&T INC                      COM             00206R102      527   18,468 SH                X        16,968           1,500
ABBOTT LABS                   COM             002824100   10,627  207,800 SH       X                207,800
ABBOTT LABS                   COM             002824100      340    6,650 SH                X         5,650           1,000
ADVENT CLAYMORE ENH GRW & IN  COM             00765E104      102   11,190 SH                X        11,190
AGNICO EAGLE MINES LTD        COM             008474108    4,551   76,460 SH       X                 76,460
AGNICO EAGLE MINES LTD        COM             008474108       68    1,150 SH                X         1,150
ARCHER DANIELS MIDLAND CO     COM             039483102    6,344  255,685 SH       X                255,685
ARCHER DANIELS MIDLAND CO     COM             039483102      234    9,450 SH                X         7,450           2,000
AUTOMATIC DATA PROCESSING IN  COM             053015103    4,273   90,625 SH       X                 90,625
AUTOMATIC DATA PROCESSING IN  COM             053015103      163    3,450 SH                X         2,950             500
BANK OF AMERICA CORPORATION   COM             060505104       70   11,459 SH       X                 11,459
BANK OF AMERICA CORPORATION   COM             060505104       13    2,152 SH                X         2,152
BARRICK GOLD CORP             COM             067901108    8,402  180,105 SH       X                180,105
BARRICK GOLD CORP             COM             067901108      341    7,320 SH                X         6,720             600
BRISTOL MYERS SQUIBB CO       COM             110122108    9,952  317,148 SH       X                317,148
BRISTOL MYERS SQUIBB CO       COM             110122108      411   13,100 SH                X        11,600           1,500
CAMECO CORP                   COM             13321L108    3,045  166,208 SH       X                166,208
CAMECO CORP                   COM             13321L108      123    6,700 SH                X         6,700
CENTRAL FD CDA LTD            CL A            153501101   13,445  649,838 SH       X                649,838
CENTRAL FD CDA LTD            CL A            153501101      552   26,700 SH                X        26,700
CHEVRON CORP NEW              COM             166764100      300    3,237 SH       X                  3,237
CHEVRON CORP NEW              COM             166764100      230    2,488 SH                X         1,762             726
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109    4,056   83,265 SH       X                 83,265
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109      166    3,400 SH                X         2,900             500
CISCO SYS INC                 COM             17275R102    4,067  262,400 SH       X                262,400
CISCO SYS INC                 COM             17275R102      107    6,900 SH                X         4,900           2,000
COCA COLA CO                  COM             191216100    6,987  103,414 SH       X                103,414
COCA COLA CO                  COM             191216100      539    7,985 SH                X         7,285             700
COLGATE PALMOLIVE CO          COM             194162103    5,646   63,670 SH       X                 63,670
COLGATE PALMOLIVE CO          COM             194162103      217    2,450 SH                X         1,950             500
CONOCOPHILLIPS                COM             20825C104      209    3,297 SH       X                  3,297
CONOCOPHILLIPS                COM             20825C104      130    2,050 SH                X         1,550             500
DEERE & CO                    COM             244199105    3,728   57,730 SH       X                 57,730
DEERE & CO                    COM             244199105      344    5,329 SH                X         4,725             604
DISNEY WALT CO                COM DISNEY      254687106    3,801  126,040 SH       X                126,040
DISNEY WALT CO                COM DISNEY      254687106       72    2,400 SH                X         2,400
DU PONT E I DE NEMOURS & CO   COM             263534109    3,511   87,841 SH       X                 87,841
DU PONT E I DE NEMOURS & CO   COM             263534109      130    3,250 SH                X         2,250           1,000
EATON VANCE TX MGD DIV EQ IN  COM             27828N102       94   11,010 SH                X        11,010
EXELON CORP                   COM             30161N101    6,010  141,050 SH       X                141,050
EXELON CORP                   COM             30161N101      265    6,225 SH                X         5,725             500
EXXON MOBIL CORP              COM             30231G102    6,046   83,248 SH       X                 83,248
EXXON MOBIL CORP              COM             30231G102    1,752   24,123 SH                X        22,722           1,401
FIRST NIAGARA FINL GP INC     COM             33582V108       85    9,300 SH       X                  9,300
FIRST NIAGARA FINL GP INC     COM             33582V108       10    1,090 SH                X         1,090
FULTON FINL CORP PA           COM             360271100      192   25,038 SH       X                 24,097             941
FULTON FINL CORP PA           COM             360271100      152   19,917 SH                X        19,917
GENERAL ELECTRIC CO           COM             369604103    4,215  276,909 SH       X                276,909
GENERAL ELECTRIC CO           COM             369604103      437   28,731 SH                X        27,127           1,604
GLAXOSMITHKLINE PLC           SPONSORED ADR   37733W105      196    4,750 SH       X                  4,750
GLAXOSMITHKLINE PLC           SPONSORED ADR   37733W105       21      500 SH                X           500

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
GLOBAL HEALTH VENTURES INC    COM             37990W103        0   10,000 SH       X                 10,000
GOLDCORP INC NEW              COM             380956409   10,809  236,821 SH       X                236,821
GOLDCORP INC NEW              COM             380956409      364    7,975 SH                X         7,975
INTEL CORP                    COM             458140100    7,411  347,351 SH       X                347,351
INTEL CORP                    COM             458140100      383   17,951 SH                X        16,644           1,307
INTERNATIONAL BUSINESS MACHS  COM             459200101      459    2,625 SH       X                  2,625
INTERNATIONAL BUSINESS MACHS  COM             459200101      124      710 SH                X           710
ISHARES INC                   MSCI JAPAN      464286848    3,079  325,438 SH       X                325,438
ISHARES INC                   MSCI JAPAN      464286848      129   13,654 SH                X        10,575           3,079
ISHARES TR                    MSCI EAFE INDEX 464287465      551   11,535 SH       X                 11,535
ISHARES TR                    MSCI EAFE INDEX 464287465      160    3,339 SH                X         3,249              90
JPMORGAN CHASE & CO           COM             46625H100    3,380  112,221 SH       X                112,221
JPMORGAN CHASE & CO           COM             46625H100      155    5,135 SH                X         4,635             500
JAPAN SMALLER CAPTLZTN FD IN  COM             47109U104      873  117,160 SH       X                117,160
JAPAN SMALLER CAPTLZTN FD IN  COM             47109U104       18    2,350 SH                X         2,350
JOHNSON & JOHNSON             COM             478160104   11,594  182,040 SH       X                182,040
JOHNSON & JOHNSON             COM             478160104      826   12,968 SH                X        11,968           1,000
KIMBERLY CLARK CORP           COM             494368103    3,560   50,140 SH       X                 50,140
KIMBERLY CLARK CORP           COM             494368103      224    3,150 SH                X         2,400             750
KRAFT FOODS INC               CL A            50075N104    4,911  146,250 SH       X                146,250
KRAFT FOODS INC               CL A            50075N104      239    7,132 SH                X         6,132           1,000
LILLY ELI & CO                COM             532457108    4,270  115,500 SH       X                115,500
LILLY ELI & CO                COM             532457108       67    1,800 SH                X         1,800
MARKET VECTORS ETF TR         AGRIBUS ETF     57060U605    1,399   32,360 SH       X                 32,360
MARKET VECTORS ETF TR         AGRIBUS ETF     57060U605       93    2,150 SH                X         2,150
MCCORMICK & CO INC            COM NON VTG     579780206      817   17,700 SH       X                 17,700
MERCERSBURG FINL CORP         CDT-COM         58817A108      354   10,120 SH       X                 10,120
MERCK & CO INC NEW            COM             58933Y105    7,576  231,684 SH       X                231,684
MERCK & CO INC NEW            COM             58933Y105      371   11,336 SH                X        10,336           1,000
MICROSOFT CORP                COM             594918104    5,605  225,182 SH       X                225,182
MICROSOFT CORP                COM             594918104      382   15,364 SH                X        14,864             500
NEWMONT MINING CORP           COM             651639106   11,553  183,519 SH       X                183,519
NEWMONT MINING CORP           COM             651639106      441    7,007 SH                X         5,800           1,207
NIPPON TELEG & TEL CORP       SPONSORED ADR   654624105    3,880  162,013 SH       X                162,013
NIPPON TELEG & TEL CORP       SPONSORED ADR   654624105      250   10,450 SH                X        10,450
ORACLE CORP                   COM             68389X105       34    1,200 SH       X                  1,200
ORACLE CORP                   COM             68389X105      383   13,324 SH                X        13,324
PNC FINL SVCS GROUP INC       COM             693475105      744   15,441 SH       X                 15,297             144
PNC FINL SVCS GROUP INC       COM             693475105       17      350 SH                X           350
PPL CORP                      COM             69351T106      144    5,055 SH       X                  5,055
PPL CORP                      COM             69351T106      211    7,406 SH                X         6,006           1,400
PAYCHEX INC                   COM             704326107    4,145  157,200 SH       X                157,200
PAYCHEX INC                   COM             704326107       71    2,675 SH                X         2,100             575
PEPSICO INC                   COM             713448108    6,521  105,340 SH       X                105,340
PEPSICO INC                   COM             713448108      342    5,525 SH                X         4,725             800
PFIZER INC                    COM             717081103    8,472  479,194 SH       X                479,194
PFIZER INC                    COM             717081103      378   21,400 SH                X        19,400           2,000
PHILIP MORRIS INTL INC        COM             718172109      689   11,050 SH       X                 11,050
PHILIP MORRIS INTL INC        COM             718172109      112    1,800 SH                X         1,800
PROCTER & GAMBLE CO           COM             742718109    6,287   99,517 SH       X                 99,517
PROCTER & GAMBLE CO           COM             742718109      572    9,055 SH                X         8,555             500
ROYAL DUTCH SHELL PLC         SPON ADR B      780259107    2,555   41,181 SH       X                 41,181
ROYAL DUTCH SHELL PLC         SPON ADR B      780259107      115    1,861 SH                X         1,361             500
RYDEX ETF TRUST               S&P 500 EQ TRD  78355W106      500   12,083 SH       X                 12,083
RYDEX ETF TRUST               S&P 500 EQ TRD  78355W106       13      306 SH                X           306
SPDR S&P 500 ETF TR           TR UNIT         78462F103    4,299   37,991 SH       X                 37,916              75
SPDR S&P 500 ETF TR           TR UNIT         78462F103      189    1,667 SH                X         1,667
SPDR DOW JONES INDL AVRG ETF  UT SER 1        78467X109      278    2,550 SH       X                  2,550
SANOFI                        SPONSORED ADR   80105N105    3,868  117,925 SH       X                117,925
SANOFI                        SPONSORED ADR   80105N105      119    3,625 SH                X         2,875             750

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
SUSQUEHANNA BANCSHARES INC P  COM             869099101    1,051  192,500 SH       X                                192,500
SUSQUEHANNA BANCSHARES INC P  COM             869099101       28    5,164 SH                X                         5,164
TEMPLETON EMERGING MKTS FD I  COM             880191101      828   49,265 SH       X                 49,265
TEMPLETON EMERGING MKTS FD I  COM             880191101        3      200 SH                X           200
3M CO                         COM             88579Y101    3,225   44,920 SH       X                 44,920
3M CO                         COM             88579Y101      192    2,675 SH                X         2,175             500
TRANSCANADA CORP              COM             89353D107    4,288  105,900 SH       X                105,900
TRANSCANADA CORP              COM             89353D107      141    3,475 SH                X         3,475
TRAVELERS COMPANIES INC       COM             89417E109    5,631  115,550 SH       X                115,550
TRAVELERS COMPANIES INC       COM             89417E109      163    3,350 SH                X         3,025             325
UNITED PARCEL SERVICE INC     CL B            911312106    3,708   58,725 SH       X                 58,725
UNITED PARCEL SERVICE INC     CL B            911312106       94    1,487 SH                X         1,187             300
VERIZON COMMUNICATIONS INC    COM             92343V104    9,171  249,220 SH       X                249,220
VERIZON COMMUNICATIONS INC    COM             92343V104      542   14,723 SH                X        13,523           1,200
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209    4,409  171,842 SH       X                171,842
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209      187    7,274 SH                X         6,499             775
WAL MART STORES INC           COM             931142103    6,846  131,898 SH       X                131,898
WAL MART STORES INC           COM             931142103      353    6,800 SH                X         5,800           1,000
WASTE MGMT INC DEL            COM             94106L109    6,156  189,075 SH       X                189,075
WASTE MGMT INC DEL            COM             94106L109      275    8,456 SH                X         7,550             906

FINAL TOTALS                                             301,831

FORM 13F INFORMATION TABLE ENTRY TOTAL      133
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